Accounts Receivable (Tables)	6 Months Ended
Apr. 30, 2025
Accounts Receivable [Abstract]
Schedule of Accounts Receivable	Accounts receivable consisted of the following:
	April 30, 2025	October 31, 2024
Accounts receivable	$3,888,562	$7,582,530